The Best of America® CHOICE Annuity®

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 36.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-235-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value
Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Freedom 2010 Portfolio: Service Class 2
•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class R†
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class R†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Equity Fund: Class III† (Formerly, Gartmore NVIT International Growth Fund: Class III†)
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
•	JP Morgan NVIT Balanced Fund: Class I
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I (Formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Growth Fund: Class I (Formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Health Sciences Fund: Class III† (Formerly, Nationwide NVIT Global Health Sciences Fund: Class III†)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (Formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderate Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderate Fund: Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (Formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class I (Formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (Formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class III†
•	NVIT Multi-Manager International Value Fund: Class III† (Formerly, NVIT International Value Fund: Class III†)
•	NVIT Multi-Manager Large Cap Growth Fund; Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (Formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I)
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III†
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class III† (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class III†)
•	NVIT U.S. Growth Leaders Fund: Class III† (Formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class III†)
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Vista Fund: Class I
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc
•	U.S. Real Estate Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	NVIT Global Financial Services Fund: Class III† (Formerly, Nationwide NVIT Global Financial Services Fund: Class III†)
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

Effective May 1, 2007, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

Effective May 1, 2006, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	JP Morgan Mid Cap Value Portfolio

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective May 1, 2003, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Gartmore NVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT International Equity Fund: Class I (Formerly, Gartmore NVIT International Growth Fund: Class I)
•	NVIT Technology and Communications Fund: Class I (Formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total value of all accumulation units plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

Fixed account- An investment option which is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Financial Statements	11
Condensed Financial Information	11
Nationwide Life Insurance Company	11
Nationwide Investment Services Corporation	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	14
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	16
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Premium Taxes
Optional Contract Benefits, Charges and Deductions	17
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector Option
Removal of Variable Account Charges	19
Contract Ownership	19
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	24
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Table of Contents (continued)
Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	28
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	32
Legal Proceedings	33
Table of Contents of Statement of Additional Information	36
Appendix A: Underlying Mutual Funds	37
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	93

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Number of Completed Years from Date of Purchase Payment
CDSC Percentage
* Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee                                                                      $252
Maximum Premium Tax Charge (as a percentage of purchase payments)                                             5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)                                           1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (an applicant may elect one)
Greater of One-Year or 5% Enhanced Death Benefit Option (available beginning January 2, 2001 or a later date if state law requires) Total Variable account charges (including this option only)	0.15% 1.35%
5% Enhanced Death Benefit Option (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option)
Total Variable account charges (including this option only)
0.05% 1.25%
Guaranteed Minimum Income Benefit Options (no longer available as of May 1, 2003) (an applicant could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable account charges (including this option only)	0.30% 1.50%
Spousal Protection Annuity Option[6] Total Variable aaccount charges (including this option only)	0.00% 1.20%
(continued on next page)

Recurring Contract Expenses (continued)
Beneficiary Protector Option
Total Variable Account charges (including this option)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40% 1.60%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account charge (applicable to all contracts)	1.20%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Spousal Protection Annuity Option	0.00%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.20%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.35%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  10% of all purchase payments made to the contract; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.

5 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

 6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.35%)	1,108	1,886	2,669	4,826	478	1,436	2,399	4,826	*	1,436	2,399	4,826
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	889	1,247	1,631	2,893	259	797	1,361	2,893	*	797	1,361	2,893

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax qualified plans;
•	Investment-only;
•	Non-Qualified;
•	Roth IRAs; and
•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application.  For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home

Waiver is elected.  For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for no additional charge.

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. check your contract for more details about the free look right in your state. See "Right to Examine and Cancel” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A.  The variable account was established on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from the Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption

requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered,

Nationwide will, with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(a)	10% of all purchase payments; or

(b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed to and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners identified as active traders with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

This death benefit option includes a Long-Term Care/Nursing Home Waiver, which, along with the specifics of this death benefit, is discussed in the "Death Benefit Payment" provision later in this prospectus.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

An applicant for an Individual Retirement Annuity or a Non-Qualfied Contract may elect the spousal protection option at no additional cost.  If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1)
one or both of the spouses must be named as the contract owner.  For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2)	both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3)	no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4)
if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend.  For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner.  If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	terminate the contract; or

(b)	continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies  prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

(a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)	the benefit will terminate and will no longer be in effect; and

(c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the credit is applied.  After the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date the request was signed.

However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase.  The application and all necessary information must be complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.   If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account;

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)	adding any interest earned on the amounts allocated; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Interest Rate Guarantee Period: The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the  anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request transfers among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

(A)  Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)  Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.   The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for asset rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	NVIT Federated NVIT High Income Bond Fund: Class III

•	NVIT Government Bond Fund: Class I

•	NVIT Money Market Fund: Class I

to any other underlying mutual fund.  Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

The following underlying mutual fund is only available for the dollar cost averaging program in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar cost averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program.  Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs.  Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected.  Dollar cost averaging transfers for this program may only be made from the fixed account.  Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table that follows:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract value and contract owner’s age are determined as of the date the request for the withdrawal program is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

Withdrawal in year 1                                           $15,000
Less free w/d                                               $10,000
Premium w/d subject to CDSC            $5,000

Withdrawal in year 2                                           $15,000
Less free w/d                                $9,500 = 0.10* ($100,000 – $5,000)
Premium w/d subject to CDSC            $5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.    Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total contract value; then

(2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday;

(b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)	the application of additional purchase payments;

(2)	surrenders; or

(3)	transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.  Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)	after the contract has been in effect for seven years; AND

(2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed  annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦  A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦  Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦  The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦  Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦  GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.   As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner – Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant – Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the annuitant’s death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant’s spouse who is:

(a)	eligible to continue the contract; and

(b)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant’s death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If no optional death benefit is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The standard death benefit includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

Greater of One-Year or 5% Enhanced Death Benefit Option

Beginning January2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)	the contract value;

(2)	the total of all purchase payments , less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)	the contract value; or

(2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option includes the Long-Term Care/Nursing Home Waiver.

Long-Term Care/Nursing Home Waiver

No CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.
The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State

Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which

Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-4644. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-53023

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

J.P. Morgan Series Trust II - JPMorgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AIM Capital Management, Inc. and American Century Global Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and
Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management
Company, LLP, and Deutsche Investment Management Americas Inc.,
doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 2.20%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
          5100 Rings Road, RR1-04-F4
          Dublin, Ohio 43017-1522

checking
on-line at:                              www.nationwide.com

The following funds were added to the variable account effective May 1, 2008, therefore, no Condensed Financial Information is available:

•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Nationwide Variable Insurance Trust ("NVIT") - Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Balanced Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderate Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Cardinal Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager International Growth Fund: Class III
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust ("NVIT") - Van Kampen NVIT Real Estate Fund: Class I

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.648204	10.663209	0.14%	1,381	2007
	10.000000	10.648204	6.48%	5,428	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.885895	10.912533	10.38%	19,883	2007
	10.000000	9.885895	-1.14%	2,050	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.088107	11.017691	9.21%	10,055	2007
	10.000000	10.088107	0.88%	4,760	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.755326	15.554749	-1.27%	471,697	2007
	13.618988	15.755326	15.69%	612,488	2006
	13.173845	13.618988	3.38%	771,621	2005
	11.800602	13.173845	11.64%	830,554	2004
	9.233496	11.800602	27.80%	964,050	2003
	11.591056	9.233496	-20.34%	1,020,097	2002
	12.802086	11.591056	-9.46%	1,029,114	2001
	14.495483	12.802086	-11.68%	819,540	2000
	12.431326	14.495483	16.60%	371,526	1999
	10.000000	12.431326	24.31%	2,464	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	15.437238	18.004862	16.63%	294,775	2007
	12.496772	15.437238	23.53%	420,450	2006
	11.167883	12.496772	11.90%	515,138	2005
	9.835624	11.167883	13.55%	614,822	2004
	7.995327	9.835624	23.02%	719,818	2003
	10.162935	7.995327	-21.33%	875,581	2002
	14.524713	10.162935	-30.03%	1,073,931	2001
	17.674116	14.524713	-17.82%	995,517	2000
	10.904652	17.674116	62.08%	265,458	1999
	10.000000	10.904652	9.05%	223	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	15.542624	18.127778	16.63%	136,770	2007
	12.582094	15.542624	23.53%	180,383	2006
	11.259425	12.582094	11.75%	210,314	2005
	9.902768	11.259425	13.70%	216,916	2004
	8.049901	9.902768	23.02%	184,972	2003
	10.000000	8.049901	-19.50%	138,652	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.064576	10.679075	-3.48%	30,504	2007
	10.000000	11.064576	10.65%	29,135	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.379377	12.409213	19.56%	16,984	2007
	10.860896	10.379377	-4.43%	35,856	2006
	10.759422	10.860896	0.94%	57,732	2005
	9.839643	10.759422	9.35%	37,979	2004
	7.973718	9.839643	23.40%	50,115	2003
	10.000000	7.973718	-20.26%	17,399	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	22.153132	20.761269	-6.28%	741,544	2007
	18.896571	22.153132	17.23%	944,282	2006
	18.208834	18.896571	3.78%	1,131,954	2005
	16.119499	18.208834	12.96%	1,165,128	2004
	12.651422	16.119499	27.41%	1,127,151	2003
	14.654697	12.651422	-13.67%	1,190,662	2002
	13.147862	14.654697	11.46%	869,720	2001
	11.263216	13.147862	16.73%	324,487	2000
	11.497731	11.263216	-2.04%	157,763	1999
	10.000000	11.497731	14.98%	1,306	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.550042	13.187352	38.09%	23,053	2007
	10.000000	9.550042	-4.50%	3,040	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.782991	11.664298	8.17%	100,852	2007
	10.743070	10.782991	0.37%	106,446	2006
	10.705893	10.743070	0.35%	214,400	2005
	10.240855	10.705893	4.54%	277,614	2004
	10.000000	10.240855	2.41%	42,431	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	16.500864	15.656771	-5.12%	6,530	2007
	14.752718	16.500864	11.85%	7,336	2006
	12.855886	14.752718	14.75%	11,432	2005
	11.028092	12.855886	16.57%	11,762	2004
	7.559296	11.028092	45.89%	18,531	2003
	11.620449	7.559296	-34.95%	30,444	2002
	16.482534	11.620449	-29.50%	42,821	2001
	20.579437	16.482534	-19.91%	36,041	2000
	12.739606	20.579437	61.54%	32,895	1999
	10.000000	12.739606	27.40%	0	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	14.772705	17.016617	15.19%	12,720	2007
	12.601078	14.772705	17.23%	25,287	2006
	10.859830	12.601078	16.03%	32,006	2005
	9.579453	10.859830	13.37%	34,817	2004
	7.285009	9.579453	31.50%	36,466	2003
	9.206014	7.285009	-20.87%	39,778	2002
	11.989196	9.206014	-23.21%	51,097	2001
	16.374564	11.989196	-26.78%	52,881	2000
	10.801619	16.374564	51.59%	41,776	1999
	10.000000	10.801619	8.02%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	17.148631	17.244346	0.56%	31,081	2007
	14.542340	17.148631	17.92%	43,388	2006
	13.610120	14.542340	6.85%	51,108	2005
	12.371997	13.610120	10.01%	59,960	2004
	10.004585	12.371997	23.66%	55,155	2003
	13.167262	10.004585	-24.02%	56,178	2002
	13.203287	13.167262	-0.27%	58,903	2001
	12.269490	13.203287	7.61%	60,726	2000
	11.688738	12.269490	4.97%	32,909	1999
	10.000000	11.688738	16.89%	25	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.947780	14.670723	-1.85%	43,574	2007
	13.223234	14.947780	13.04%	63,159	2006
	12.480627	13.223234	5.95%	78,168	2005
	10.364013	12.480627	20.42%	150,306	2004
	7.613403	10.364013	36.13%	57,814	2003
	10.000000	7.613403	-23.87%	34,808	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	11.168633	11.892933	6.49%	189,755	2007
	10.351504	11.168633	7.89%	243,757	2006
	10.111287	10.351504	2.38%	348,087	2005
	9.635655	10.111287	4.94%	416,867	2004
	7.739942	9.635655	24.49%	470,691	2003
	11.025487	7.739942	-29.80%	550,359	2002
	14.414394	11.025487	-23.51%	692,335	2001
	16.397708	14.414394	-12.10%	673,816	2000
	12.758878	16.397708	28.52%	270,366	1999
	10.000000	12.758878	27.59%	2,838	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.385200	14.958510	3.99%	1,354,191	2007
	12.605780	14.385200	14.12%	1,791,197	2006
	12.186711	12.605780	3.44%	2,265,193	2005
	11.148445	12.186711	9.31%	2,653,753	2004
	8.790442	11.148445	26.82%	2,862,626	2003
	11.460136	8.790442	-23.30%	3,065,137	2002
	13.209188	11.460136	-13.24%	3,142,328	2001
	14.736468	13.209188	-10.36%	2,748,432	2000
	12.367188	14.736468	19.16%	1,201,271	1999
	10.000000	12.367188	23.67%	28,572	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.346155	15.183971	5.84%	342,325	2007
	12.465876	14.346155	15.08%	469,328	2006
	12.087664	12.465876	3.13%	595,910	2005
	11.646776	12.087664	3.79%	630,995	2004
	9.728623	11.646776	19.72%	694,070	2003
	11.823034	9.728623	-17.71%	724,249	2002
	13.195948	11.823034	-10.40%	696,448	2001
	13.442893	13.195948	-1.84%	632,440	2000
	12.207586	13.442893	10.12%	368,162	1999
	10.000000	12.207586	22.08%	2,910	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.312388	10.036702	-2.67%	5,041	2007
	10.000000	10.312388	3.12%	1,401	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.423384	13.975403	4.11%	525,970	2007
	13.044103	13.423384	2.91%	653,677	2006
	13.033001	13.044103	0.09%	786,540	2005
	12.730457	13.033001	2.38%	870,384	2004
	12.313044	12.730457	3.39%	1,092,566	2003
	11.401464	12.313044	8.00%	1,248,204	2002
	10.684388	11.401464	6.71%	635,197	2001
	9.790385	10.684388	9.13%	186,563	2000
	10.000000	9.790385	-2.10%	15,095	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	20.305885	23.573218	16.09%	1,400,920	2007
	18.417343	20.305885	10.25%	1,840,847	2006
	15.952706	18.417343	15.45%	2,082,005	2005
	13.999044	15.952706	13.96%	2,146,930	2004
	11.039054	13.999044	26.81%	2,259,008	2003
	12.335838	11.039054	-10.51%	2,311,138	2002
	14.247834	12.335838	-13.42%	2,503,762	2001
	15.457984	14.247834	-7.83%	2,281,488	2000
	12.602507	15.457984	22.66%	996,867	1999
	10.000000	12.602507	26.03%	12,050	1998*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.383035	13.500848	43.89%	97,775	2007
	10.000000	9.383035	-6.17%	35,409	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.968073	18.002932	0.19%	1,437,224	2007
	15.144659	17.968073	18.64%	1,839,844	2006
	14.493567	15.144659	4.49%	2,159,695	2005
	13.170455	14.493567	10.05%	2,373,559	2004
	10.236736	13.170455	28.66%	2,382,653	2003
	12.483021	10.236736	-17.99%	2,311,460	2002
	13.313013	12.483021	-6.23%	1,916,093	2001
	12.440601	13.313013	7.01%	1,200,222	2000
	11.850451	12.440601	4.98%	555,212	1999
	10.000000	11.850451	18.50%	2,107	1998*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.519576	11.291189	7.34%	140	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.539579	11.471058	8.84%	14,056	2007
	10.000000	10.539579	5.40%	21,095	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.559747	11.601646	9.87%	6,248	2007
	10.000000	10.559747	5.60%	8,232	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	10.346265	12.576778	21.56%	204,953	2007
	9.944414	10.346265	4.04%	252,748	2006
	9.245533	9.944414	7.56%	319,648	2005
	8.740750	9.245533	5.78%	376,015	2004
	6.823011	8.740750	28.11%	421,183	2003
	8.844341	6.823011	-22.85%	500,860	2002
	10.463173	8.844341	-15.47%	553,584	2001
	12.785954	10.463173	-18.17%	575,763	2000
	12.421717	12.785954	2.93%	360,972	1999
	10.000000	12.421717	24.22%	2,338	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.813873	16.060924	25.34%	1,193,533	2007
	12.151083	12.813873	5.45%	1,588,926	2006
	11.638000	12.151083	4.41%	2,050,302	2005
	11.407069	11.638000	2.02%	2,383,000	2004
	8.695091	11.407069	31.19%	2,670,355	2003
	12.608518	8.695091	-31.04%	2,913,435	2002
	15.512519	12.608518	-18.72%	3,369,434	2001
	17.653733	15.512519	-12.13%	3,238,186	2000
	13.015101	17.653733	35.64%	1,168,997	1999
	10.000000	13.015101	30.15%	10,429	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.405362	11.567096	1.42%	357,797	2007
	10.382924	11.405362	9.85%	516,097	2006
	10.250064	10.382924	1.30%	620,605	2005
	9.477262	10.250064	8.15%	686,997	2004
	7.554754	9.477262	25.45%	801,310	2003
	7.379494	7.554754	2.37%	900,292	2002
	8.478210	7.379494	-12.96%	740,039	2001
	11.087928	8.478210	-23.54%	575,925	2000
	10.384114	11.087928	6.78%	263,938	1999
	10.000000	10.384114	3.84%	2,129	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - R - Q/NQ	10.000000	9.806038	-1.94%	44,634	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.857668	11.178437	2.95%	181,444	2007
	10.536126	10.857668	3.05%	200,680	2006
	10.446445	10.536126	0.86%	183,441	2005
	10.135570	10.446445	3.07%	87,919	2004
	10.000000	10.135570	1.36%	26,428	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.863182	11.253265	14.09%	171,119	2007
	10.000000	9.863182	-1.37%	109,428	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	16.896770	19.565247	15.79%	176,647	2007
	14.499246	16.896770	16.54%	213,211	2006
	12.334722	14.499246	17.55%	256,478	2005
	11.000744	12.334722	12.13%	286,186	2004
	7.775040	11.000744	41.49%	335,111	2003
	9.879361	7.775040	-21.30%	379,343	2002
	12.702222	9.879361	-22.22%	472,493	2001
	15.900927	12.702222	-20.12%	444,778	2000
	11.296846	15.900927	40.76%	150,438	1999
	10.000000	11.296846	12.97%	2,193	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.809880	19.467718	15.81%	194,769	2007
	14.424335	16.809880	16.54%	270,660	2006
	12.275838	14.424335	17.50%	281,955	2005
	10.947388	12.275838	12.13%	256,490	2004
	7.734738	10.947388	41.54%	157,069	2003
	10.000000	7.734738	-22.65%	99,913	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.214228	15.872344	4.33%	80,446	2007
	13.252038	15.214228	14.81%	109,445	2006
	13.078442	13.252038	1.33%	130,578	2005
	11.612918	13.078442	12.62%	135,348	2004
	7.448995	11.612918	55.90%	142,757	2003
	10.000000	7.448995	-25.51%	46,660	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.126930	11.405666	2.51%	73,123	2007
	10.000000	11.126930	11.27%	81,746	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.164026	9.802409	-3.56%	70,238	2007
	10.000000	10.164026	1.64%	72,549	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.676971	13.575240	27.15%	28,352	2007
	10.000000	10.676971	6.77%	17,618	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.865204	12.392141	14.05%	27,934	2007
	10.000000	10.865204	8.65%	32,823	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.456863	11.470459	9.69%	42,693	2007
	10.000000	10.456863	4.57%	25,748	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.192075	14.364858	1.22%	91,333	2007
	12.293683	14.192075	15.44%	121,288	2006
	11.393010	12.293683	7.91%	151,600	2005
	10.000000	11.393010	13.93%	57,681	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.673028	11.707458	34.99%	983,875	2007
	8.044709	8.673028	7.81%	1,363,013	2006
	7.233815	8.044709	11.21%	1,554,991	2005
	6.206483	7.233815	16.55%	1,816,328	2004
	5.224689	6.206483	18.79%	2,179,617	2003
	6.290120	5.224689	-16.94%	2,562,268	2002
	8.145127	6.290120	-22.77%	3,001,802	2001
	10.000000	8.145127	-18.55%	2,801,845	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.971844	4.775364	20.23%	399,755	2007
	3.728118	3.971844	6.54%	590,047	2006
	3.382577	3.728118	10.22%	675,449	2005
	3.404379	3.382577	-0.64%	846,091	2004
	2.352398	3.404379	44.72%	1,082,245	2003
	4.030994	2.352398	-41.64%	1,297,660	2002
	6.509446	4.030994	-38.07%	2,142,738	2001
	10.000000	6.509446	-34.91%	2,037,720	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.058365	14.504483	20.29%	25,582	2007
	11.306670	12.058365	6.65%	27,522	2006
	10.279283	11.306670	9.99%	35,563	2005
	10.317923	10.279283	-0.37%	35,540	2004
	7.097740	10.317923	45.37%	62,167	2003
	10.000000	7.097740	-29.02%	26,783	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.986055	17.810211	4.85%	3,421	2007
	15.520392	16.986055	9.44%	954	2006
	14.162874	15.520392	9.59%	2,381	2005
	12.203564	14.162874	16.06%	1,266	2004
	10.000000	12.203564	22.04%	222	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	13.363752	16.901767	26.47%	582,942	2007
	9.224320	13.363752	44.88%	809,501	2006
	7.075935	9.224320	30.36%	923,768	2005
	6.034263	7.075935	17.26%	1,116,043	2004
	4.539769	6.034263	32.92%	1,346,164	2003
	6.189198	4.539769	-26.65%	1,629,083	2002
	8.181886	6.189198	-24.35%	2,035,249	2001
	10.000000	8.181886	-18.18%	1,896,028	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	22.831314	28.888141	26.53%	212,166	2007
	15.752110	22.831314	44.94%	256,414	2006
	12.076286	15.752110	30.44%	260,871	2005
	10.296399	12.076286	17.29%	188,451	2004
	7.745526	10.296399	32.93%	173,256	2003
	10.000000	7.745526	-22.54%	161,911	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.294293	10.655363	3.51%	204,210	2007
	9.998849	10.294293	2.95%	224,731	2006
	9.975981	9.998849	0.23%	228,703	2005
	10.019076	9.975981	-0.43%	142,630	2004
	10.000000	10.019076	0.19%	35,424	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.072036	11.769084	6.30%	61,584	2007
	10.000000	11.072036	10.72%	36,299	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	9.739699	9.671730	-0.70%	992	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	17.646698	18.721786	6.09%	159,976	2007
	15.753152	17.646698	12.02%	218,411	2006
	14.709611	15.753152	7.09%	272,659	2005
	12.855226	14.709611	14.43%	279,874	2004
	9.874844	12.855226	30.18%	316,225	2003
	13.589004	9.874844	-27.33%	354,304	2002
	13.965623	13.589004	-2.70%	287,550	2001
	13.976229	13.965623	-0.08%	190,158	2000
	12.307946	13.976229	13.55%	141,287	1999
	10.000000	12.307946	23.08%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.365443	10.569437	1.97%	7,244	2007
	10.000000	10.365443	3.65%	27,841	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	18.332606	22.191672	21.05%	325,188	2007
	16.177503	18.332606	13.32%	456,963	2006
	14.395278	16.177503	12.38%	561,374	2005
	12.527159	14.395278	14.91%	635,536	2004
	9.900112	12.527159	26.54%	701,600	2003
	14.181298	9.900112	-30.19%	734,908	2002
	19.049729	14.181298	-25.56%	821,724	2001
	20.834304	19.049729	-8.57%	720,898	2000
	13.702754	20.834304	52.04%	183,595	1999
	10.000000	13.702754	37.03%	1,744	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.217005	19.677400	8.02%	236,432	2007
	16.426857	18.217005	10.90%	288,826	2006
	14.084147	16.426857	16.63%	349,202	2005
	11.981613	14.084147	17.55%	311,140	2004
	8.977079	11.981613	33.47%	293,076	2003
	11.978104	8.977079	-25.05%	291,866	2002
	12.477284	11.978104	-4.00%	281,431	2001
	12.539993	12.477284	-0.50%	231,429	2000
	11.821068	12.539993	6.08%	127,887	1999
	10.000000	11.821068	18.21%	2,787	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.186883	10.371273	1.81%	9,031	2007
	10.000000	10.186883	1.87%	3,203	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.394228	14.240089	6.32%	20,871	2007
	11.922729	13.394228	12.34%	23,836	2006
	11.292761	11.922729	5.58%	9,834	2005
	10.000000	11.292761	12.93%	3,286	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.472825	10.981885	4.86%	175,074	2007
	10.000000	10.472825	4.73%	222,865	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.454871	10.636755	1.74%	103,946	2007
	10.000000	10.454871	4.55%	67,394	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.755666	12.152287	12.98%	104,588	2007
	10.000000	10.755666	7.56%	63,622	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.281776	11.366340	10.55%	144,248	2007
	10.000000	10.281776	2.82%	124,053	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.812784	-1.87%	60,229	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.880516	15.161801	1.89%	109,579	2007
	13.616913	14.880516	9.28%	162,591	2006
	13.461410	13.616913	1.16%	214,386	2005
	12.375393	13.461410	8.78%	297,880	2004
	10.244088	12.375393	20.81%	309,502	2003
	10.044539	10.244088	1.99%	271,035	2002
	9.755865	10.044539	2.96%	169,138	2001
	10.764664	9.755865	-9.37%	163,738	2000
	10.558563	10.764664	1.95%	41,627	1999
	10.000000	10.558563	5.59%	1,154	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.426670	11.646442	1.92%	67,617	2007
	10.456788	11.426670	9.28%	67,241	2006
	10.000000	10.456788	4.57%	34,947	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	23.500696	33.799667	43.82%	1,798	2007
	17.397252	23.500696	35.08%	1,798	2006
	13.275190	17.397252	31.05%	1,798	2005
	11.128016	13.275190	19.30%	2,332	2004
	6.815122	11.128016	63.28%	4,608	2003
	8.137235	6.815122	-16.25%	5,198	2002
	8.686950	8.137235	-6.33%	8,068	2001
	10.000000	8.686950	-13.13%	1,652	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	25.885813	37.222183	43.79%	159,966	2007
	19.173227	25.885813	35.01%	159,025	2006
	14.628417	19.173227	31.07%	142,607	2005
	12.261030	14.628417	19.31%	115,140	2004
	7.511024	12.261030	63.24%	38,972	2003
	10.000000	7.511024	-24.89%	14,206	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.882273	21.269154	18.94%	32,761	2007
	13.153905	17.882273	35.95%	41,997	2006
	12.503205	13.153905	5.20%	37,439	2005
	9.738560	12.503205	28.39%	46,111	2004
	7.938080	9.738560	22.68%	13,732	2003
	10.000000	7.938080	-20.62%	8,309	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	12.455693	15.645882	25.61%	2,400	2007
	9.481057	12.455693	31.37%	2,457	2006
	7.369528	9.481057	28.65%	2,623	2005
	6.531881	7.369528	12.82%	3,172	2004
	4.874649	6.531881	34.00%	3,621	2003
	6.500996	4.874649	-25.02%	7,764	2002
	9.222891	6.500996	-29.51%	11,970	2001
	10.000000	9.222891	-7.77%	820	2000*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	19.837629	24.919078	25.62%	97,926	2007
	15.101683	19.837629	31.36%	103,117	2006
	11.741561	15.101683	28.62%	68,773	2005
	10.392529	11.741561	12.98%	18,535	2004
	7.772433	10.392529	33.71%	13,214	2003
	10.000000	7.772433	-22.28%	13,181	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	16.463710	19.501770	18.45%	45,203	2007
	13.237138	16.463710	24.38%	59,595	2006
	11.226453	13.237138	17.91%	76,145	2005
	9.823812	11.226453	14.28%	83,138	2004
	7.307866	9.823812	34.43%	93,000	2003
	9.913802	7.307866	-26.29%	110,732	2002
	12.359900	9.913802	-19.79%	124,511	2001
	14.267173	12.359900	-13.37%	127,914	2000
	11.747364	14.267173	21.45%	75,630	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	22.739391	26.944986	18.49%	15,036	2007
	18.293047	22.739391	24.31%	7,190	2006
	15.514347	18.293047	17.91%	11,612	2005
	13.575979	15.514347	14.28%	4,385	2004
	10.000000	13.575979	35.76%	3,988	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	12.279792	12.692766	3.36%	249,778	2007
	11.072291	12.279792	10.91%	312,597	2006
	10.928545	11.072291	1.32%	359,652	2005
	10.195536	10.928545	7.19%	407,791	2004
	8.714584	10.195536	16.99%	457,057	2003
	10.059016	8.714584	-13.37%	446,142	2002
	10.570325	10.059016	-4.84%	307,827	2001
	10.735723	10.570325	-1.54%	189,272	2000
	10.772545	10.735723	-0.34%	54,933	1999
	10.000000	10.772545	7.73%	842	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	19.268006	18.822004	-2.31%	9,193	2007
	16.205685	19.268006	18.90%	11,998	2006
	14.753814	16.205685	9.84%	66,945	2005
	12.328333	14.753814	19.67%	21,757	2004
	8.820856	12.328333	39.76%	12,713	2003
	10.000000	8.820856	-11.79%	7,158	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.583305	14.380053	5.87%	977,193	2007
	13.303332	13.583305	2.10%	1,211,613	2006
	13.038934	13.303332	2.03%	1,411,611	2005
	12.780385	13.038934	2.02%	1,576,914	2004
	12.681945	12.780385	0.78%	1,938,662	2003
	11.565612	12.681945	9.65%	2,352,258	2002
	10.914977	11.565612	5.96%	1,454,681	2001
	9.816007	10.914977	11.20%	726,176	2000
	10.174058	9.816007	-3.52%	293,407	1999
	10.000000	10.174058	1.74%	1,172	1998*

NVIT NVIT Growth Fund: Class I - Q/NQ	7.168076	8.465669	18.10%	155,405	2007
	6.833425	7.168076	4.90%	222,847	2006
	6.494037	6.833425	5.23%	285,475	2005
	6.077202	6.494037	6.86%	316,784	2004
	4.633836	6.077202	31.15%	415,903	2003
	6.580071	4.633836	-29.58%	471,904	2002
	9.268169	6.580071	-29.00%	545,874	2001
	12.767993	9.268169	-27.41%	615,832	2000
	12.392954	12.767993	3.03%	437,518	1999
	10.000000	12.392954	23.93%	2,724	1998*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	13.219210	14.787200	11.86%	37,708	2007
	13.027297	13.219210	1.47%	44,212	2006
	12.160698	13.027297	7.13%	50,604	2005
	11.413172	12.160698	6.55%	46,615	2004
	8.445947	11.413172	35.13%	32,046	2003
	10.000000	8.445947	-15.54%	7,965	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.875421	11.752968	8.07%	14,112	2007
	10.000000	10.875421	8.75%	1,159	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.728967	12.211001	4.11%	351,472	2007
	11.181789	11.728967	4.89%	780,178	2006
	10.954966	11.181789	2.07%	692,555	2005
	10.595099	10.954966	3.40%	403,154	2004
	9.938018	10.595099	6.61%	466,014	2003
	10.000000	9.938018	-0.62%	280,885	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.540694	13.115336	4.58%	266,197	2007
	11.706575	12.540694	7.13%	310,819	2006
	11.339678	11.706575	3.24%	363,716	2005
	10.710627	11.339678	5.87%	381,711	2004
	9.534557	10.710627	12.33%	327,655	2003
	10.000000	9.534557	-4.65%	183,916	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.285144	13.867663	4.38%	896,178	2007
	12.075166	13.285144	10.02%	916,915	2006
	11.601416	12.075166	4.08%	1,021,060	2005
	10.720050	11.601416	8.22%	1,003,875	2004
	9.037949	10.720050	18.61%	802,953	2003
	10.000000	9.037949	-9.62%	476,570	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.251945	14.945964	4.87%	358,193	2007
	12.593401	14.251945	13.17%	434,458	2006
	11.904051	12.593401	5.79%	449,756	2005
	10.748772	11.904051	10.75%	396,946	2004
	8.590418	10.748772	25.13%	253,401	2003
	10.000000	8.590418	-14.10%	102,280	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.889933	15.586769	4.68%	131,376	2007
	12.895102	14.889933	15.47%	134,705	2006
	12.092189	12.895102	6.64%	132,253	2005
	10.733522	12.092189	12.66%	118,079	2004
	8.238400	10.733522	30.29%	115,070	2003
	10.000000	8.238400	-17.62%	71,260	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	15.139679	16.305348	7.70%	164,430	2007
	13.941758	15.139679	8.59%	233,230	2006
	12.857985	13.941758	8.43%	255,342	2005
	11.283480	12.857985	13.95%	283,720	2004
	8.149536	11.283480	38.46%	325,363	2003
	13.096398	8.149536	-37.77%	355,444	2002
	19.022019	13.096398	-31.15%	434,734	2001
	22.750997	19.022019	-16.39%	391,137	2000
	12.463581	22.750997	82.54%	139,347	1999
	10.000000	12.463581	24.64%	0	1998*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	24.880577	26.438587	6.26%	278,980	2007
	22.915733	24.880577	8.57%	382,387	2006
	20.689986	22.915733	10.76%	456,911	2005
	18.094597	20.689986	14.34%	515,715	2004
	13.601153	18.094597	33.04%	446,765	2003
	16.253946	13.601153	-16.32%	451,039	2002
	16.670157	16.253946	-2.50%	282,466	2001
	14.644558	16.670157	13.83%	178,076	2000
	12.257790	14.644558	19.47%	18,380	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.668105	12.079795	3.53%	2,217,238	2007
	11.297619	11.668105	3.28%	1,862,285	2006
	11.137309	11.297619	1.44%	1,864,796	2005
	11.181852	11.137309	-0.40%	1,885,578	2004
	11.247296	11.181852	-0.58%	2,649,818	2003
	11.247642	11.247296	0.00%	3,603,141	2002
	10.989031	11.247642	2.35%	3,319,525	2001
	10.489614	10.989031	4.76%	2,526,306	2000
	10.126097	10.489614	3.59%	992,465	1999
	10.000000	10.126097	1.26%	48,756	1998*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.016277	22.388260	1.69%	98,293	2007
	18.153613	22.016277	21.28%	136,010	2006
	16.397022	18.153613	10.71%	129,773	2005
	13.800078	16.397022	18.82%	133,586	2004
	10.000000	13.800078	38.00%	20,475	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.832320	17.166371	8.43%	140,659	2007
	15.526190	15.832320	1.97%	184,265	2006
	14.537994	15.526190	6.80%	220,357	2005
	12.973972	14.537994	12.06%	241,501	2004
	9.780139	12.973972	32.66%	264,793	2003
	14.838618	9.780139	-34.09%	261,220	2002
	16.846010	14.838618	-11.92%	242,911	2001
	20.338511	16.846010	17.17%	181,557	2000
	10.000000	20.338511	103.39%	31,219	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	33.763890	31.056789	-8.02%	278,738	2007
	29.134444	33.763890	15.89%	355,659	2006
	28.608182	29.134444	1.84%	440,712	2005
	24.685368	28.608182	15.89%	509,345	2004
	15.928613	24.685368	54.98%	508,152	2003
	22.134881	15.928613	-28.04%	530,805	2002
	17.466310	22.134881	26.73%	433,738	2001
	15.896867	17.466310	9.87%	164,209	2000
	12.586199	15.896867	26.30%	72,346	1999
	10.000000	12.586199	25.86%	1,878	1998*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.876127	28.126986	0.90%	297,116	2007
	25.182239	27.876127	10.70%	392,822	2006
	22.692159	25.182239	10.97%	501,601	2005
	19.296948	22.692159	17.59%	543,249	2004
	13.850506	19.296948	39.32%	548,766	2003
	16.957444	13.850506	-18.32%	551,748	2002
	18.398225	16.957444	-7.83%	420,417	2001
	17.099098	18.398225	7.60%	341,249	2000
	12.016781	17.099098	42.29%	80,387	1999
	10.000000	12.016781	20.17%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	14.164409	15.138387	6.88%	348,595	2007
	12.616582	14.164409	12.27%	432,680	2006
	11.884933	12.616582	6.16%	562,517	2005
	10.960481	11.884933	8.43%	674,188	2004
	8.699902	10.960481	25.98%	771,491	2003
	10.654646	8.699902	-18.35%	844,990	2002
	12.230458	10.654646	-12.88%	823,212	2001
	12.646339	12.230458	-3.29%	966,710	2000
	11.968910	12.646339	5.66%	269,704	1999
	10.000000	11.968910	19.69%	2,349	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	16.632451	18.330940	10.21%	14,479	2007
	14.496573	16.632451	14.73%	28,504	2006
	13.302006	14.496573	8.98%	23,229	2005
	11.335649	13.302006	17.35%	17,350	2004
	9.135134	11.335649	24.09%	20,469	2003
	10.000000	9.135134	-8.65%	33,603	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.275240	3.885913	18.65%	31,576	2007
	2.981873	3.275240	9.84%	37,041	2006
	3.033668	2.981873	-1.71%	38,812	2005
	2.943564	3.033668	3.06%	43,327	2004
	1.919236	2.943564	53.37%	44,866	2003
	3.395066	1.919236	-43.47%	55,769	2002
	6.000048	3.395066	-43.42%	212,742	2001
	10.000000	6.000048	-40.00%	37,213	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	12.153858	14.431008	18.74%	25,729	2007
	11.073816	12.153858	9.75%	21,743	2006
	11.265699	11.073816	-1.70%	25,474	2005
	10.934690	11.265699	3.03%	31,338	2004
	7.131516	10.934690	53.33%	37,544	2003
	10.000000	7.131516	-28.68%	17,202	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.667394	16.531407	20.96%	54,181	2007
	13.872852	13.667394	-1.48%	61,006	2006
	12.537575	13.872852	10.65%	70,225	2005
	11.285270	12.537575	11.10%	60,220	2004
	7.495072	11.285270	50.57%	89,473	2003
	10.000000	7.495072	-25.05%	18,268	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	14.074146	13.596107	-3.40%	330,907	2007
	12.289836	14.074146	14.52%	480,312	2006
	11.931935	12.289836	3.00%	603,264	2005
	10.278230	11.931935	16.09%	553,511	2004
	7.914998	10.278230	29.86%	427,420	2003
	10.702140	7.914998	-26.04%	281,970	2002
	12.331560	10.702140	-13.21%	224,578	2001
	13.963829	12.331560	-11.69%	187,275	2000
	11.927845	13.963829	17.07%	39,186	1999
	10.000000	11.927845	19.28%	1,552	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.585737	15.076201	3.36%	320,691	2007
	14.081135	14.585737	3.58%	399,081	2006
	13.947624	14.081135	0.96%	485,333	2005
	13.251194	13.947624	5.26%	416,983	2004
	11.962673	13.251194	10.77%	454,110	2003
	11.293959	11.962673	5.92%	536,284	2002
	10.972282	11.293959	2.93%	290,144	2001
	10.510552	10.972282	4.39%	164,790	2000
	10.475252	10.510552	0.34%	45,312	1999
	10.000000	10.475252	4.75%	1,706	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.623801	18.747026	12.77%	696,859	2007
	15.586311	16.623801	6.66%	912,228	2006
	15.009784	15.586311	3.84%	1,168,120	2005
	14.206657	15.009784	5.65%	1,362,727	2004
	10.981083	14.206657	29.37%	1,456,927	2003
	15.196200	10.981083	-27.74%	1,522,830	2002
	17.594890	15.196200	-13.63%	1,450,232	2001
	17.848621	17.594890	-1.42%	1,053,477	2000
	12.752843	17.848621	39.96%	276,633	1999
	10.000000	12.752843	27.53%	2,543	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.026248	23.139603	5.05%	239,753	2007
	18.942389	22.026248	16.28%	299,773	2006
	16.767687	18.942389	12.97%	357,137	2005
	14.238187	16.767687	17.77%	349,619	2004
	10.000000	14.238187	42.38%	143,315	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.907967	14.608429	5.04%	424,060	2007
	11.960386	13.907967	16.28%	518,187	2006
	10.590024	11.960386	12.94%	588,116	2005
	8.994884	10.590024	17.73%	671,243	2004
	6.365520	8.994884	41.31%	752,007	2003
	8.274485	6.365520	-23.07%	956,122	2002
	9.521827	8.274485	-13.10%	604,206	2001
	10.000000	9.521827	-4.78%	175,518	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.523389	10.385859	-1.31%	432	2007
	10.000000	10.523389	5.23%	12,095	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.107682	15.585693	3.16%	830,932	2007
	13.293323	15.107682	13.65%	1,078,556	2006
	12.695602	13.293323	4.71%	1,284,489	2005
	11.739303	12.695602	8.15%	1,419,909	2004
	9.376475	11.739303	25.20%	1,603,607	2003
	11.687410	9.376475	-19.77%	1,679,637	2002
	13.168121	11.687410	-11.24%	1,640,884	2001
	14.609212	13.168121	-9.86%	1,275,868	2000
	12.149185	14.609212	20.25%	370,716	1999
	10.000000	12.149185	21.49%	2,736	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.014381	9.773861	-2.40%	30,057	2007
	10.000000	10.014381	0.14%	32,150	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.559762	17.395944	5.05%	292,704	2007
	16.279198	16.559762	1.72%	417,888	2006
	14.668150	16.279198	10.98%	524,728	2005
	12.394931	14.668150	18.34%	594,200	2004
	9.989064	12.394931	24.09%	645,765	2003
	14.001802	9.989064	-28.66%	750,244	2002
	20.620784	14.001802	-32.10%	909,302	2001
	23.512658	20.620784	-12.30%	886,753	2000
	12.961315	23.512658	81.41%	147,653	1999
	10.000000	12.961315	29.61%	1,383	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.557976	11.733290	11.13%	28,067	2007
	10.000000	10.557976	5.58%	7,048	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.005533	11.202172	1.79%	38,353	2007
	10.000000	11.005533	10.06%	36,625	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.259198	10.665272	3.96%	12,624	2007
	10.000000	10.259198	2.59%	6,747	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.416914	10.852448	4.18%	27,916	2007
	10.000000	10.416914	4.17%	25,015	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.400371	33.047924	5.25%	30,547	2007
	28.681058	31.400371	9.48%	42,560	2006
	25.860301	28.681058	10.91%	50,760	2005
	23.781464	25.860301	8.74%	57,104	2004
	18.824701	23.781464	26.33%	88,558	2003
	17.444590	18.824701	7.91%	124,296	2002
	16.037786	17.444590	8.77%	51,166	2001
	14.572201	16.037786	10.06%	50,072	2000
	11.400149	14.572201	27.82%	32,668	1999
	10.000000	11.400149	14.00%	593	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.640454	10.471043	21.19%	345,355	2007
	8.002873	8.640454	7.97%	393,747	2006
	6.889420	8.002873	16.16%	454,487	2005
	5.734597	6.889420	20.14%	466,995	2004
	4.094230	5.734597	40.07%	466,170	2003
	6.019598	4.094230	-31.98%	482,922	2002
	8.620055	6.019598	-30.17%	500,028	2001
	10.000000	8.620055	-13.80%	158,997	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	39.857439	32.654467	-18.07%	174,236	2007
	29.222137	39.857439	36.39%	239,695	2006
	25.267437	29.222137	15.65%	273,571	2005
	18.750068	25.267437	34.76%	306,365	2004
	13.800701	18.750068	35.86%	300,785	2003
	14.079160	13.800701	-1.98%	333,207	2002
	12.974262	14.079160	8.52%	208,985	2001
	12.479280	12.974262	3.97%	155,239	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.680384	30.824302	35.91%	55,049	2007
	16.451145	22.680384	37.87%	70,774	2006
	12.626866	16.451145	30.29%	57,178	2005
	10.000000	12.626866	26.27%	15,293	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	43.595964	59.271173	35.96%	29,643	2007
	31.631833	43.595964	37.82%	56,740	2006
	24.254218	31.631833	30.42%	74,687	2005
	19.499977	24.254218	24.38%	83,036	2004
	12.800242	19.499977	52.34%	93,751	2003
	13.343009	12.800242	-4.07%	97,789	2002
	13.755231	13.343009	-3.00%	109,182	2001
	23.947713	13.755231	-42.56%	124,085	2000
	12.101814	23.947713	97.89%	51,918	1999
	10.000000	12.101814	21.02%	1,018	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	23.011470	33.038793	43.58%	60,923	2007
	18.701377	23.011470	23.05%	73,855	2006
	12.483933	18.701377	49.80%	105,943	2005
	10.000000	12.483933	24.84%	31,745	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	38.274579	54.963626	43.60%	18,502	2007
	31.116907	38.274579	23.00%	20,826	2006
	20.764275	31.116907	49.86%	24,667	2005
	16.917457	20.764275	22.74%	34,101	2004
	11.826254	16.917457	43.05%	107,171	2003
	12.319065	11.826254	-4.00%	37,085	2002
	13.923943	12.319065	-11.53%	37,974	2001
	12.649846	13.923943	10.07%	29,361	2000
	10.581149	12.649846	19.55%	28,359	1999
	10.000000	10.581149	5.81%	0	1998*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund	12.593862	13.267242	5.35%	680,045	2007
	11.358519	12.593862	10.88%	797,480	2006
	10.655882	11.358519	6.59%	994,364	2005
	9.123015	10.655882	16.80%	1,151,609	2004
	6.739605	9.123015	35.36%	1,226,689	2003
	9.321492	6.739605	-27.70%	1,298,523	2002
	9.798273	9.321492	-4.87%	839,984	2001
	10.000000	9.788273	-2.02%	180,575	2000*

Maximum Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.137748	12.031131	-0.88%	0	2007
	10.988024	12.137748	10.46%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.991050	10.740675	-2.28%	3,776	2007
	9.597554	10.991050	14.52%	3,776	2006
	9.378483	9.597554	2.34%	4,612	2005
	8.486720	9.378483	10.51%	5,493	2004
	6.708323	8.486720	26.51%	15,518	2003
	8.507395	6.708323	-21.15%	17,814	2002
	9.492984	8.507395	-10.38%	14,380	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.415610	14.333358	15.45%	3,654	2007
	10.153144	12.415610	22.28%	3,654	2006
	9.165959	10.153144	10.77%	3,654	2005
	8.155031	9.165959	12.40%	3,654	2004
	6.696904	8.155031	21.77%	3,654	2003
	8.599678	6.696904	-22.13%	7,112	2002
	12.417190	8.599678	-30.74%	4,968	2001*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	14.822666	17.112212	15.45%	2,153	2007
	12.121568	14.822666	22.28%	2,320	2006
	10.957867	12.121568	10.62%	2,553	2005
	9.736044	10.957867	12.55%	3,231	2004
	7.995231	9.736044	21.77%	2,295	2003
	10.000000	7.995231	-20.05%	2,500	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	9.898488	11.713911	18.34%	586	2007
	10.463365	9.898488	-5.40%	835	2006
	10.471276	10.463365	-0.08%	835	2005
	9.674012	10.471276	8.24%	4,679	2004
	7.919558	9.674012	22.15%	4,732	2003
	10.000000	7.919558	-20.80%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.029066	14.869056	-7.24%	15,100	2007
	13.812090	16.029066	16.05%	15,201	2006
	13.445055	13.812090	2.73%	16,284	2005
	12.023986	13.445055	11.82%	32,409	2004
	9.533443	12.023986	26.12%	34,120	2003
	11.156087	9.533443	-14.54%	37,456	2002
	10.111910	11.156087	10.33%	12,980	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	9.485757	12.965440	36.68%	0	2007
	10.000000	9.485757	-5.14%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	7,869	2004
	10.000000	10.171166	1.71%	5,144	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	11.625400	10.918410	-6.08%	0	2007
	10.499772	11.625400	10.72%	0	2006
	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004
	5.546504	8.009928	44.41%	0	2003
	8.613696	5.546504	-35.61%	0	2002
	12.343799	8.613696	-30.22%	0	2001*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.267411	13.987031	14.02%	0	2007
	10.570734	12.267411	16.05%	0	2006
	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004
	6.300292	8.200839	30.17%	0	2003
	8.043179	6.300292	-21.67%	0	2002
	10.582777	8.043179	-24.00%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	12.117431	12.061054	-0.47%	0	2007
	10.380526	12.117431	16.73%	0	2006
	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004
	7.362375	9.012504	22.41%	0	2003
	9.789046	7.362375	-24.79%	0	2002
	9.916793	9.789046	-1.29%	0	2001*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.255437	13.848764	-2.85%	4,760	2007
	12.739348	14.255437	11.90%	5,003	2006
	12.146432	12.739348	4.88%	1,137	2005
	10.189578	12.146432	19.20%	1,037	2004
	7.561672	10.189578	34.75%	1,096	2003
	10.000000	7.561672	-24.38%	0	2002*

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	7.502604	7.907868	5.40%	2,305	2007
	7.024598	7.502604	6.80%	2,414	2006
	6.931538	7.024598	1.34%	2,422	2005
	6.673008	6.931538	3.87%	2,390	2004
	5.414906	6.673008	23.23%	2,330	2003
	7.792572	5.414906	-30.51%	2,248	2002
	10.292793	7.792572	-24.29%	922	2001*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.779977	10.066260	2.93%	13,948	2007
	8.657565	9.779977	12.96%	15,376	2006
	8.455066	8.657565	2.40%	15,161	2005
	7.813792	8.455066	8.21%	25,104	2004
	6.224012	7.813792	25.54%	28,516	2003
	8.197399	6.224012	-24.07%	36,635	2002
	9.545801	8.197399	-14.13%	11,021	2001*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.087808	10.568283	4.76%	1,209	2007
	8.854989	10.087808	13.92%	1,271	2006
	8.673868	8.854989	2.09%	1,287	2005
	8.442921	8.673868	2.74%	1,343	2004
	7.124457	8.442921	18.51%	882	2003
	8.746914	7.124457	-18.55%	2,622	2002
	9.863100	8.746914	-11.32%	3,171	2001*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.417436	12.796547	3.05%	11,559	2007
	12.189609	12.417436	1.87%	14,172	2006
	12.303438	12.189609	-0.93%	15,371	2005
	12.140716	12.303438	1.34%	18,686	2004
	11.862727	12.140716	2.34%	23,245	2003
	11.096780	11.862727	6.90%	24,434	2002
	10.505742	11.096780	5.63%	31,998	2001*

Fidelity Variable Insurance Products Fund - VIP Contrafund Portfolio: Service Class - Q/NQ	13.751323	15.801609	14.91%	17,860	2007
	12.599545	13.751323	9.14%	19,575	2006
	11.024639	12.599545	14.29%	19,364	2005
	9.773384	11.024639	12.80%	15,088	2004
	7.785588	9.773384	25.53%	24,165	2003
	8.789237	7.785588	-11.42%	23,235	2002
	10.256023	8.789237	-14.30%	9,915	2001*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	9.319807	13.273426	42.42%	221	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.480760	12.377697	-0.83%	14,407	2007
	10.626821	12.480760	17.45%	15,866	2006
	10.273613	10.626821	3.44%	22,419	2005
	9.431146	10.273613	8.93%	26,140	2004
	7.405226	9.431146	27.36%	24,278	2003
	9.122665	7.405226	-18.83%	25,233	2002
	9.829356	9.122665	-7.19%	8,921	2001*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.412676	8.919058	20.32%	268	2007
	7.197447	7.412676	2.99%	268	2006
	6.759816	7.197447	6.47%	268	2005
	6.456082	6.759816	4.70%	0	2004
	5.091068	6.456082	26.81%	0	2003
	6.666912	5.091068	-23.64%	2,479	2002
	7.968441	6.666912	-16.33%	2,479	2001*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.301332	10.299075	24.07%	8,870	2007
	7.952242	8.301332	4.39%	8,840	2006
	7.694090	7.952242	3.36%	8,852	2005
	7.618533	7.694090	0.99%	17,167	2004
	5.866545	7.618533	29.86%	15,817	2003
	8.594096	5.866545	-31.74%	12,016	2002
	10.682489	8.594096	-19.55%	2,569	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.234781	9.270443	0.39%	10,012	2007
	8.492610	9.234781	8.74%	13,034	2006
	8.469429	8.492610	0.27%	15,133	2005
	7.910922	8.469429	7.06%	17,155	2004
	6.370568	7.910922	24.18%	16,625	2003
	6.286416	6.370568	1.34%	19,278	2002
	7.296736	6.286416	-13.85%	1,238	2001*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - R - Q/NQ	10.000000	9.739577	-2.60%	780	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004
	10.000000	10.066869	0.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	12.879820	14.762178	14.61%	3,142	2007
	11.164941	12.879820	15.36%	3,142	2006
	9.594958	11.164941	16.36%	3,796	2005
	8.644743	9.594958	10.99%	3,992	2004
	6.172254	8.644743	40.06%	4,241	2003
	7.923128	6.172254	-22.10%	5,977	2002
	10.292010	7.923128	-23.02%	1,411	2001*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	16.031254	18.377070	14.63%	5,266	2007
	13.896449	16.031254	15.36%	5,402	2006
	11.947091	13.896449	16.32%	5,061	2005
	10.763107	11.947091	11.00%	3,728	2004
	7.682181	10.763107	40.10%	4,027	2003
	10.000000	7.682181	-23.18%	4,111	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.509632	14.983218	3.26%	1,266	2007
	12.767144	14.509632	13.65%	1,547	2006
	12.728329	12.767144	0.30%	1,569	2005
	11.417557	12.728329	11.48%	1,430	2004
	7.398393	11.417557	54.32%	1,569	2003
	10.000000	7.398393	-26.02%	600	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

JPMorgan Series Trust II - JPMorgan Mid Cap Value Portfolio - Q/NQ	13.813978	13.839883	0.19%	4,399	2007
	12.088133	13.813978	14.28%	4,544	2006
	11.316668	12.088133	6.82%	2,568	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.083227	10.800350	33.61%	9,000	2007
	7.574085	8.083227	6.72%	10,581	2006
	6.880030	7.574085	10.09%	12,415	2005
	5.963253	6.880030	15.37%	13,307	2004
	5.071211	5.963253	17.59%	15,233	2003
	6.167860	5.071211	-17.78%	20,046	2002
	8.069120	6.167860	-23.56%	6,892	2001*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.701531	4.405086	19.01%	3,002	2007
	3.509816	3.701531	5.46%	3,002	2006
	3.216948	3.509816	9.10%	3,003	2005
	3.270799	3.216948	-1.65%	4,473	2004
	2.283163	3.270799	43.26%	8,684	2003
	3.952480	2.283163	-42.23%	11,482	2002
	6.448594	3.952480	-38.71%	8,733	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.499708	13.691778	19.06%	566	2007
	10.892844	11.499708	5.57%	566	2006
	10.003958	10.892844	8.89%	566	2005
	10.144265	10.003958	-1.38%	869	2004
	7.049473	10.144265	43.90%	1,006	2003
	10.000000	7.049473	-29.51%	656	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	12.455029	15.592266	25.19%	10,161	2007
	8.684672	12.455029	43.41%	11,687	2006
	6.729816	8.684672	29.05%	13,100	2005
	5.797749	6.729816	16.08%	13,922	2004
	4.406372	5.797749	31.58%	14,452	2003
	6.068862	4.406372	-27.39%	19,051	2002
	8.105491	6.068862	-25.13%	8,303	2001*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.774036	27.270190	25.24%	2,743	2007
	15.175734	21.774036	43.48%	1,760	2006
	11.752892	15.175734	29.12%	329	2005
	10.123089	11.752892	16.10%	354	2004
	7.692915	10.123089	31.59%	381	2003
	10.000000	7.692915	-23.07%	533	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	6,351	2004
	10.000000	9.951175	-0.49%	1,653	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.682510	12.268122	5.01%	0	2007
	10.535251	11.682510	10.89%	0	2006
	9.937627	10.535251	6.01%	572	2005
	8.773586	9.937627	13.27%	2,065	2004
	6.808334	8.773586	28.87%	3,341	2003
	9.465116	6.808334	-28.07%	3,341	2002
	9.827558	9.465116	-3.69%	205	2001*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.295703	10.391489	0.93%	0	2007
	10.000000	10.295703	2.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.465933	14.936557	19.82%	11,177	2007
	11.112679	12.465933	12.18%	11,213	2006
	9.989182	11.112679	11.25%	11,613	2005
	8.781733	9.989182	13.75%	16,392	2004
	7.010993	8.781733	25.26%	16,667	2003
	10.145761	7.010993	-30.90%	12,077	2002
	13.769410	10.145761	-26.32%	2,101	2001*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.815549	13.701975	6.92%	4,212	2007
	11.674009	12.815549	9.78%	4,442	2006
	10.111080	11.674009	15.46%	4,685	2005
	8.689579	10.111080	16.36%	2,829	2004
	6.577049	8.689579	32.12%	2,566	2003
	8.865670	6.577049	-25.81%	2,603	2002
	9.330235	8.865670	-4.98%	1,173	2001*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.118357	10.196616	0.77%	0	2007
	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	154	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.402421	10.797061	3.79%	496	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.683364	11.947796	11.84%	1,202	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.746269	-2.54%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.415842	12.521823	0.85%	1,450	2007
	11.477315	12.415842	8.18%	1,523	2006
	11.461933	11.477315	0.13%	2,428	2005
	10.644927	11.461933	7.68%	2,824	2004
	8.901664	10.644927	19.58%	6,487	2003
	8.817499	8.901664	0.95%	6,387	2002
	8.652194	8.817499	1.91%	3,246	2001*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.235365	11.334958	0.89%	131	2007
	10.386510	11.235365	8.17%	132	2006
	10.000000	10.386510	3.87%	131	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004
	6.660810	10.766220	61.64%	0	2003
	8.034443	6.660810	-17.10%	0	2002
	8.665651	8.034443	-7.28%	0	2001*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	24.687179	35.137800	42.33%	3,751	2007
	18.471789	24.687179	33.65%	3,652	2006
	14.236749	18.471789	29.75%	2,468	2005
	12.054715	14.236749	18.10%	208	2004
	7.459964	12.054715	61.59%	73	2003
	10.000000	7.459964	-25.40%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	17.008490	20.024124	17.73%	1,744	2007
	12.638620	17.008490	34.58%	0	2006
	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004
	7.863084	9.548987	21.44%	0	2003
	10.000000	7.863084	-21.37%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	11.689259	14.533790	24.33%	0	2007
	8.988342	11.689259	30.05%	0	2006
	7.057732	8.988342	27.35%	0	2005
	6.319464	7.057732	11.68%	0	2004
	4.764292	6.319464	32.64%	0	2003
	6.418930	4.764292	-25.78%	0	2002
	9.200325	6.418930	-30.23%	0	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	18.918849	23.523222	24.34%	5,316	2007
	14.549040	18.918849	30.04%	4,067	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004
	7.719631	10.217597	32.36%	0	2003
	10.000000	7.719631	-22.80%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.976724	14.042490	17.25%	348	2007
	9.727659	11.976724	23.12%	348	2006
	8.334131	9.727659	16.72%	4,578	2005
	7.367390	8.334131	13.12%	4,578	2004
	5.536514	7.367390	33.07%	5,248	2003
	7.587757	5.536514	-27.03%	5,248	2002
	9.557425	7.587757	-20.61%	2,724	2001*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	21.908299	25.696124	17.29%	1,925	2007
	17.804090	21.908299	23.05%	1,188	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004
	10.000000	13.484171	34.84%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.066129	10.298793	2.31%	183	2007
	9.168832	10.066129	9.79%	760	2006
	9.142054	9.168832	0.29%	760	2005
	8.616061	9.142054	6.10%	760	2004
	7.439775	8.616061	15.81%	816	2003
	8.675437	7.439775	-14.24%	1,352	2002
	9.210211	8.675437	-5.81%	784	2001*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.326563	17.720129	-3.31%	0	2007
	15.570985	18.326563	17.70%	0	2006
	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004
	8.737555	12.088490	38.35%	0	2003
	10.000000	8.737555	-12.62%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.503923	13.102704	4.79%	5,144	2007
	12.371062	12.503923	1.07%	5,603	2006
	12.248814	12.371062	1.00%	6,487	2005
	12.128686	12.248814	0.99%	6,635	2004
	12.158343	12.128686	-0.24%	15,186	2003
	11.201435	12.158343	8.54%	14,437	2002
	10.679917	11.201435	4.88%	10,795	2001*

NVIT NVIT Growth Fund: Class I - Q/NQ	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004
	3.405447	4.421055	29.82%	0	2003
	4.885325	3.405447	-30.29%	0	2002
	6.952067	4.885325	-29.73%	0	2001*

NVIT NVIT Health Sciences Fund: Class III - Q/NQ	12.573003	13.921276	10.72%	1,208	2007
	12.516863	12.573003	0.45%	1,208	2006
	11.803332	12.516863	6.05%	1,208	2005
	11.191032	11.803332	5.47%	8,510	2004
	8.366124	11.191032	33.77%	3,483	2003
	10.000000	8.366124	-16.34%	625	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.802306	11.555148	6.97%	348	2007
	10.000000	10.802306	8.02%	348	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	35,311	2004
	9.844280	10.388956	5.53%	38,879	2003
	10.000000	9.844280	-1.56%	36,403	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	160,779	2004
	9.444587	10.502231	11.20%	178,115	2003
	10.000000	9.444587	-5.55%	9,120	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	6,923	2006
	11.260586	11.602141	3.03%	6,923	2005
	10.511469	11.260586	7.13%	291,561	2004
	8.952638	10.511469	17.41%	280,231	2003
	10.000000	8.952638	-10.47%	82,019	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.555454	14.070907	3.80%	32,031	2007
	12.100071	13.555454	12.03%	30,022	2006
	11.554315	12.100071	4.72%	40,423	2005
	10.539613	11.554315	9.63%	185,981	2004
	8.509285	10.539613	23.86%	235,385	2003
	10.000000	8.509285	-14.91%	56,432	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.162292	14.674212	3.61%	15,009	2007
	12.389980	14.162292	14.30%	7,781	2006
	11.736943	12.389980	5.56%	7,782	2005
	10.524667	11.736943	11.52%	65,682	2004
	8.160577	10.524667	28.97%	45,921	2003
	10.000000	8.160577	-18.39%	17,097	2002*

NVIT NVIT Mid Cap Growth Fund: Class I - Q/NQ	9.053201	9.651028	6.60%	0	2007
	8.421894	9.053201	7.50%	0	2006
	7.846365	8.421894	7.33%	0	2005
	6.955946	7.846365	12.80%	0	2004
	5.075250	6.955946	37.06%	0	2003
	8.239625	5.075250	-38.40%	0	2002
	12.091356	8.239625	-31.86%	0	2001*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.052218	18.987431	5.18%	12,803	2007
	16.796167	18.052218	7.48%	13,016	2006
	15.319315	16.796167	9.64%	11,491	2005
	13.534578	15.319315	13.19%	12,716	2004
	10.277402	13.534578	31.69%	13,281	2003
	12.407725	10.277402	-17.17%	12,945	2002
	12.856503	12.407725	-3.49%	4,288	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.540307	10.801157	2.47%	10,355	2007
	10.309696	10.540307	2.24%	36,171	2006
	10.267038	10.309696	0.42%	34,027	2005
	10.413500	10.267038	-1.41%	45,178	2004
	10.581548	10.413500	-1.59%	59,044	2003
	10.690073	10.581548	-1.02%	73,805	2002
	10.551662	10.690073	1.31%	27,635	2001*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.211573	21.350365	0.65%	2,956	2007
	17.668354	21.211573	20.05%	3,041	2006
	16.121390	17.668354	9.60%	3,179	2005
	13.706741	16.121390	17.62%	2,303	2004
	10.000000	13.706741	37.07%	0	2003*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	14.645439	15.717907	7.32%	5,144	2007
	14.508796	14.645439	0.94%	5,817	2006
	13.723755	14.508796	5.72%	6,332	2005
	12.372523	13.723755	10.92%	7,461	2004
	9.421976	12.372523	31.32%	7,498	2003
	14.441772	9.421976	-34.76%	7,706	2002
	16.564493	14.441772	-12.81%	272	2001*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	23.059585	20.994710	-8.95%	7,636	2007
	20.100696	23.059585	14.72%	8,066	2006
	19.938786	20.100696	0.81%	11,244	2005
	17.380579	19.938786	14.72%	17,952	2004
	11.329505	17.380579	53.41%	16,495	2003
	15.905177	11.329505	-28.77%	19,673	2002
	12.679678	15.905177	25.44%	8,057	2001*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.373134	21.345940	-0.13%	3,708	2007
	19.504567	21.373134	9.58%	3,756	2006
	17.754986	19.504567	9.85%	4,176	2005
	15.252779	17.754986	16.40%	3,484	2004
	11.059519	15.252779	37.92%	7,114	2003
	13.679062	11.059519	-19.15%	4,387	2002
	14.994163	13.679062	-8.77%	2,562	2001*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.241994	10.834878	5.79%	2,466	2007
	9.215792	10.241994	11.14%	2,466	2006
	8.769845	9.215792	5.09%	2,466	2005
	8.170362	8.769845	7.34%	5,093	2004
	6.551449	8.170362	24.71%	5,093	2003
	8.105635	6.551449	-19.17%	4,917	2002
	9.400269	8.105635	-13.77%	1,286	2001*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	15.819762	17.257839	9.09%	3,996	2007
	13.928791	15.819762	13.58%	4,157	2006
	12.911256	13.928791	7.88%	4,032	2005
	11.115113	12.911256	16.16%	216	2004
	9.048877	11.115113	22.83%	216	2003
	10.000000	9.048877	-9.51%	216	2002*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.073512	3.609479	17.44%	0	2007
	2.826752	3.073512	8.73%	0	2006
	2.905172	2.826752	-2.70%	3,233	2005
	2.847694	2.905172	2.02%	3,233	2004
	1.875661	2.847694	51.82%	3,233	2003
	3.352039	1.875661	-44.04%	3,233	2002
	5.985272	3.352039	-44.00%	1,961	2001*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	11.590787	13.622410	17.53%	198	2007
	10.668489	11.590787	8.65%	198	2006
	10.964030	10.668489	-2.70%	198	2005
	10.750674	10.964030	1.98%	198	2004
	7.083013	10.750674	51.78%	198	2003
	10.000000	7.083013	-29.17%	198	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	12.999449	15.563541	19.72%	3,789	2007
	13.329474	12.999449	-2.48%	3,789	2006
	12.169279	13.329474	9.53%	3,789	2005
	11.065737	12.169279	9.97%	915	2004
	7.424251	11.065737	49.05%	0	2003
	10.000000	7.424251	-25.76%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.083630	9.641992	-4.38%	6,615	2007
	8.895000	10.083630	13.36%	8,641	2006
	8.723996	8.895000	1.96%	10,297	2005
	7.591688	8.723996	14.92%	1,945	2004
	5.905872	7.591688	28.54%	374	2003
	8.067350	5.905872	-26.79%	0	2002
	9.391322	8.067350	-14.10%	0	2001*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.748732	13.043358	2.31%	4,180	2007
	12.433153	12.748732	2.54%	4,047	2006
	12.440836	12.433153	-0.06%	3,799	2005
	11.940484	12.440836	4.19%	42,307	2004
	10.889602	11.940484	9.65%	42,667	2003
	10.385975	10.889602	4.85%	22,426	2002
	10.193887	10.385975	1.88%	3,062	2001*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	11.030000	12.312209	11.62%	3,582	2007
	10.447082	11.030000	5.58%	5,758	2006
	10.163198	10.447082	2.79%	9,840	2005
	9.717730	10.163198	4.58%	10,910	2004
	7.588056	9.717730	28.07%	12,598	2003
	10.608373	7.588056	-28.47%	13,437	2002
	12.409461	10.608373	-14.51%	9,125	2001*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.221247	22.067035	3.99%	1,320	2007
	18.436138	21.221247	15.11%	2,604	2006
	16.485857	18.436138	11.83%	1,363	2005
	14.141920	16.485857	16.57%	32,664	2004
	10.000000	14.141920	41.42%	29,464	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.996648	13.512292	3.97%	3,425	2007
	11.290616	12.996648	15.11%	3,787	2006
	10.098870	11.290616	11.80%	3,795	2005
	8.665362	10.098870	16.54%	5,551	2004
	6.194920	8.665362	39.88%	5,848	2003
	8.135212	6.194920	-23.85%	6,615	2002
	9.458032	8.135212	-13.99%	7,742	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.351457	10.570308	2.11%	8,401	2007
	9.201145	10.351457	12.50%	9,013	2006
	8.876997	9.201145	3.65%	12,189	2005
	8.292232	8.876997	7.05%	20,587	2004
	6.690842	8.292232	23.93%	28,321	2003
	8.425292	6.690842	-20.59%	37,431	2002
	9.590436	8.425292	-12.15%	18,017	2001*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.505043	10.923198	3.98%	8,802	2007
	10.432419	10.505043	0.70%	8,802	2006
	9.495781	10.432419	9.86%	10,225	2005
	8.106165	9.495781	17.14%	10,605	2004
	6.599464	8.106165	22.83%	10,607	2003
	9.345324	6.599464	-29.38%	10,602	2002
	13.905014	9.345324	-32.79%	1,338	2001*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.189382	10.484894	2.90%	0	2007
	10.000000	10.189382	1.89%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class - Q/NQ	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.422608	23.359018	4.18%	1,579	2007
	20.689585	22.422608	8.38%	1,579	2006
	18.844947	20.689585	9.79%	1,579	2005
	17.507218	18.844947	7.64%	1,579	2004
	13.999772	17.507218	25.05%	2,569	2003
	13.106031	13.999772	6.82%	2,569	2002
	12.173002	13.106031	7.66%	728	2001*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.074003	9.685030	19.95%	13,168	2007
	7.554501	8.074003	6.88%	13,104	2006
	6.569692	7.554501	14.99%	17,679	2005
	5.524347	6.569692	18.92%	19,147	2004
	3.984372	5.524347	38.65%	17,998	2003
	5.918142	3.984372	-32.68%	18,571	2002
	8.562201	5.918142	-30.88%	12,493	2001*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.517279	26.369485	-18.91%	4,087	2007
	24.083343	32.517279	35.02%	4,923	2006
	21.036292	24.083343	14.48%	6,487	2005
	15.769776	21.036292	33.40%	31,663	2004
	11.725612	15.769776	34.49%	35,700	2003
	12.084542	11.725612	-2.97%	20,960	2002
	11.250727	12.084542	7.41%	4,118	2001*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	26.353137	35.464292	34.57%	1,061	2007
	19.315823	26.353137	36.43%	1,061	2006
	14.961568	19.315823	29.10%	1,060	2005
	12.151788	14.961568	23.12%	1,060	2004
	8.058096	12.151788	50.80%	1,060	2003
	8.485820	8.058096	-5.04%	1,060	2002
	8.838136	8.485820	-3.99%	928	2001*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	22.398641	31.831716	42.11%	1,568	2007
	18.388896	22.398641	21.81%	1,568	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.048427	39.868718	42.14%	116	2007
	23.035585	28.048427	21.76%	116	2006
	15.528066	23.035585	48.35%	116	2005
	12.780575	15.528066	21.50%	116	2004
	9.025587	12.780575	41.60%	116	2003
	9.497863	9.025587	-4.97%	116	2002
	10.845725	9.497863	-12.43%	0	2001*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund	11.768680	12.271754	4.27%	7,935	2007
	10.722487	11.768680	9.76%	8,074	2006
	10.161699	10.722487	5.52%	11,468	2005
	8.788827	10.161699	15.62%	13,500	2004
	6.559028	8.788827	34.00%	18,219	2003
	9.164675	6.559028	-28.43%	19,914	2002
	9.732623	9.164675	-5.84%	15,992	2001*

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Tax Sheltered Annuities

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.

The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRAmust be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."